Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income (loss) before income taxes

Income (loss) before income tax expense consisted of:

	For the Years Ended December 31,
	2021	2022	2023
Mainland China	290,666	126,902	(251,871)
United States of America	(951)	(15,858)	(79,753)
Cayman	30,544	2,024	(69,376)
Singapore	1,013	(16,644)	(8,970)
Others	(4,421)	(8,090)	(55,523)
Total	316,851	88,334	(465,493)

Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2021	2022	2023
PRC statutory income tax rates	25.0%	25.0%	(25.0)%
Permanent book-tax difference	1.4%	(2.4)%	(1.9)%
Share-based compensation	3.4%	5.5%	1.0%
Super deduction of R&D expense	(2.6)%	(14.0)%	(2.9)%
Others	0.6%	6.1%	0.0%
Different tax rates in other jurisdictions	(2.2)%	2.0%	7.8%
Effect of tax holiday	(7.8)%	(16.9)%	4.7%
Change in valuation allowance	(14.0)%	12.6%	3.4%
Total	2.4%	20.3%	(11.0)%
Effects of tax holidays entitled by the PRC subsidiaries	24,832	15,354	21,998
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (US$ cent per share)	0.98	0.60	0.85

Schedule of Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income (loss) are as follows:

	For the Years Ended December 31,
	2021	2022	2023
Current income tax expense (benefits)	23,113	26,241	(5,654)
Deferred income tax benefits	(15,348)	(7,791)	(45,686)
Income tax expense (benefits)	7,765	18,450	(51,340)

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
Deferred tax assets
Tax losses carried forward	10,290	57,519
Write-down of inventories	15,540	26,608
Property, equipment and software	5,012	6,597
Share-based compensation	4,427	5,646
Warranty reserve	139	281
Operating lease right-of-use assets	—	260
Allowance for doubtful accounts	203	200
Total gross deferred tax assets	35,611	97,111
Less: Valuation allowance	(13,871)	(30,042)
Deferred tax assets, net of valuation allowance	21,740	67,069
Deferred tax liabilities
Operating lease liabilities	—	(260)
Total gross deferred tax liabilities	—	(260)
Net deferred tax assets	21,740	66,809

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2021	2022	2023
Beginning balance	46,712	2,821	13,871
Additions (decreases) during the year	(43,891)	11,050	16,171
Ending balance	2,821	13,871	30,042